Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 10,024,075	$ 5,365,616
Adjustments to reconcile net income to net cash used in operating activities
Depreciation of property, plant and equipment	142,739	95,004
Amortization of operating right-of-use assets	1,118,679	890,642
Allowance (reversal) for obsolete inventories	(164,167)	120,699
Benefit for deferred income taxes	(136,389)	(27,357)
(Written-off) provision for allowance for expected credit losses	4,665	(8,453)
Provision for warranty liabilities	4,004,614	2,769,218
(Reversal) provision for reinstatement cost	77,277	(56,503)
Changes in operating leases	(1,159,429)	(764,938)
Change in fair value of derivatives and hedging instruments	753,243	1,064,841
Written-off property, plant and equipment		13,858
Change in operating assets and liabilities:
Accounts receivables	(4,745,325)	(1,990,471)
Inventories	(2,417,038)	(966,774)
Deferred offering cost		(763,877)
Deposit, prepayments, and other receivables	(2,044,057)	(1,941,737)
Accounts payable	(17,304,187)	(13,673,912)
Customer deposits	383,291	25,303
Accrued liabilities and other payables	2,112,765	(396,701)
Warranty liabilities	(2,970,986)	(2,706,303)
Income tax payable	1,078,773	1,031,205
Net cash used in operating activities	(11,241,457)	(11,920,640)
Cash flows from investing activities:
Purchase of property, plant and equipment	(557,755)	(450,220)
Net cash used in investing activities	(557,755)	(450,220)
Cash flows from financing activities:
Net proceeds from short-term borrowings	8,126,333	9,036,565
Amounts due from related parties	(9,226,649)	4,579,697
Amount due to related parties		(2,051,283)
Amount due from related parties - Reorganization and scrapping	7,066,770	(2,556,410)
Net cash provided by financing activities	5,966,454	9,008,569
Effect of foreign exchange rates on cash and cash equivalents	1,043,524	(796,843)
Net change in cash and cash equivalents	(4,789,234)	(4,159,134)
BEGINNING OF PERIOD	24,860,621	22,624,972
END OF PERIOD	20,071,387	18,465,838
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,398,808	604,730
Cash paid for interest	570,293	282,280
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for common control acquisition	75,000,000	75,000,000
Related parties balances under offsetting arrangement upon reorganization	$ 15,337,816	$ (493,039)